Fair Value of Financial Assets and Liabilities	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Fair Value of Financial Assets and Liabilities
44	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values stated below represent the best estimates based on a range of methods and assumptions. In determining the fair value of financial assets and liabilities, the Group gives the highest priority to a quoted market price in an active market. If such prices are not available, it establishes fair value using valuation techniques. The valuation techniques, if used, make maximum use of observable inputs, and rely as little as possible on unobservable inputs.
Financial Assets and Liabilities Carried at Fair Value
Valuation Process
The Group undertakes a valuation process based on its valuation control framework, which governs internal control standards, methodologies and procedures to ensure that the fair values are determined or validated independently of the front office.
The Group uses valuation techniques commonly used by market participants to price the financial instruments and they have been demonstrated to provide reliable estimates of prices obtained in actual market transactions. The valuation techniques include the DCF method, option pricing models and reference to the current fair value of another instrument that is substantially the same. Key adjustments, such as liquidity risk and credit risk adjustments are also taken into account to derive fair values.
Where valuation techniques are used to determine fair values, they are validated and reviewed. In principal subsidiaries, their risk management departments, which are independent from the business units, review significant valuation methodologies at least once a year, and recalibrate model parameters and inputs by comparing fair values derived from the valuation techniques to the external market data such as broker quotes. Where the data obtained from third-party sources such as brokers and pricing service providers are utilized in determining fair values, those departments also examine those data, taking into account the consistency among the different sources, the aging of the data and other factors. In addition, accounting departments in those principal subsidiaries are responsible for ensuring that the accounting policies and procedures to determine fair values are in compliance with relevant accounting standards.
Fair Value Hierarchy
Financial assets and liabilities measured at fair value are classified into one of three levels within a fair value hierarchy based on the inputs used in the fair value measurement. The three levels of the fair value hierarchy are as follows:

•	quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date (Level 1);

•	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (Level 2); and

•	significant unobservable inputs for the asset or liability (Level 3).

The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at March 31, 2022 and 2021.

	At March 31, 2022
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:

Debt instruments	¥2,860,215	¥629,043	¥—	¥3,489,258
Equity instruments	245,186	1,852	—	247,038

Total trading assets	3,105,401	630,895	—	3,736,296

Derivative financial instruments:
Interest rate derivatives	612,246	2,981,691	6	3,593,943
Currency derivatives	101	2,697,933	5,951	2,703,985
Equity derivatives	74,820	689	26,804	102,313
Commodity derivatives	1,413	20,127	—	21,540
Credit derivatives	—	21,318	649	21,967

Total derivative financial instruments	688,580	5,721,758	33,410	6,443,748

Financial assets at fair value through profit or loss:
Debt instruments	516,455	447,738	693,013	1,657,206
Equity instruments	2,375	120	35,884	38,379

Total financial assets at fair value through profit or loss	518,830	447,858	728,897	1,695,585

Investment securities at fair value through other comprehensive income:
Japanese government bonds	15,774,197	—	—	15,774,197
U.S. Treasury and other U.S. government agency bonds	5,681,789	—	—	5,681,789
Other debt instruments	1,378,880	5,232,100	—	6,610,980

Total debt instruments	22,834,866	5,232,100	—	28,066,966

Equity instruments	4,117,832	11,940	468,713	4,598,485

Total investment securities at fair value through other comprehensive income	26,952,698	5,244,040	468,713	32,665,451

Total	¥31,265,509	¥12,044,551	¥1,231,020	¥44,541,080

Financial liabilities:
Trading liabilities:
Debt instruments	¥3,026,965	¥125,078	¥—	¥3,152,043
Equity instruments	23,339	6,610	—	29,949

Total trading liabilities	3,050,304	131,688	—	3,181,992

Derivative financial instruments:
Interest rate derivatives	218,193	3,547,303	7,168	3,772,664
Currency derivatives	204	2,983,028	4,299	2,987,531
Equity derivatives	145,021	2,676	11,420	159,117
Commodity derivatives	202	19,342	—	19,544
Credit derivatives	—	27,352	128	27,480

Total derivative financial instruments	363,620	6,579,701	23,015	6,966,336

Financial liabilities designated at fair value through profit or loss	—	164,648	291,086	455,734
Others (2)(3)	—	917	(3,052)	(2,135)

Total	¥3,413,924	¥6,876,954	¥311,049	¥10,601,927

	At March 31, 2021
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,121,065	¥611,415	¥—	¥2,732,480
Equity instruments	403,556	4,700	—	408,256

Total trading assets	2,524,621	616,115	—	3,140,736

Derivative financial instruments:
Interest rate derivatives	47,289	3,049,703	289	3,097,281
Currency derivatives	104	2,325,254	507	2,325,865
Equity derivatives	48,283	2,908	15,411	66,602
Commodity derivatives	1,043	6,267	—	7,310
Credit derivatives	—	22,702	1,857	24,559

Total derivative financial instruments	96,719	5,406,834	18,064	5,521,617

Financial assets at fair value through profit or loss:
Debt instruments	486,073	619,641	561,450	1,667,164
Equity instruments	44,836	71	32,777	77,684

Total financial assets at fair value through profit or loss	530,909	619,712	594,227	1,744,848

Investment securities at fair value through other comprehensive income:
Japanese government bonds	14,293,611	—	—	14,293,611
U.S. Treasury and other U.S. government agency bonds	5,564,944	—	—	5,564,944
Other debt instruments	1,007,148	5,526,932	—	6,534,080

Total debt instruments	20,865,703	5,526,932	—	26,392,635

Equity instruments	4,123,247	15,959	447,605	4,586,811

Total investment securities at fair value through other comprehensive income	24,988,950	5,542,891	447,605	30,979,446

Total	¥28,141,199	¥12,185,552	¥1,059,896	¥41,386,647

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,951,218	¥51,373	¥—	¥2,002,591
Equity instruments	59,887	18,348	—	78,235

Total trading liabilities	2,011,105	69,721	—	2,080,826

Derivative financial instruments:
Interest rate derivatives	22,165	2,623,917	3,877	2,649,959
Currency derivatives	10	2,169,202	5,848	2,175,060
Equity derivatives	79,008	3,211	8,279	90,498
Commodity derivatives	510	4,861	—	5,371
Credit derivatives	—	28,454	91	28,545

Total derivative financial instruments	101,693	4,829,645	18,095	4,949,433

Financial liabilities designated at fair value through profit or loss	—	72,623	166,896	239,519

Others (2)(3)	—	8,047	1,104	9,151

Total	¥2,112,798	¥4,980,036	¥186,095	¥7,278,929

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the fiscal years ended March 31, 2022 and 2021.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments (including embedded derivatives)” below.

(3)	Contingent consideration liabilities arising from business combinations, which are measured at fair value using discounted cash flow models, are presented as others.
The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the fiscal years ended March 31, 2022 and 2021.

	At April 1, 2021	Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2022	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2022
		Included in profit or loss	Included in other comprehensive income

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,588)	¥(3,759)	¥—	¥316	¥—	¥—	¥—	¥—	¥(131)	¥(7,162)	¥(3,473)
Currency derivatives—net	(5,341)	6,944	—	—	—	—	—	—	49	1,652	6,314
Equity derivatives—net	7,132	9,057	—	8,931	(9,736)	—	—	—	—	15,384	12,567
Credit derivatives—net	1,766	(647)	12	—	—	—	(610)	—	—	521	(371)

Total derivative financial instruments—net	(31)	11,595	12	9,247	(9,736)	—	(610)	—	(82)	10,395	15,037

Financial assets at fair value through profit or loss:
Debt instruments	561,450	81,856	207	155,295	(49,939)	—	(53,086)	—	(2,770)	693,013	79,696
Equity instruments	32,777	(752)	—	11,708	(2,322)	—	(4,479)	—	(1,048)	35,884	(2,148)

Total financial assets at fair value through profit or loss	594,227	81,104	207	167,003	(52,261)	—	(57,565)	—	(3,818)	728,897	77,548

Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	19,569	53,759	(45,606)	—	(6,613)	—	(1)	468,713	—

Total investment securities at fair value through other comprehensive income	447,605	—	19,569	53,759	(45,606)	—	(6,613)	—	(1)	468,713	—

Financial liabilities designated at fair value through profit or loss	(166,896)	44,122	2,057	—	—	(391,051)	215,304	—	5,378	(291,086)	44,898

Others (3) —liabilities:	(1,104)	4,934	—	—	—	—	—	—	(778)	3,052	5,345

Total	¥873,801	¥141,755	¥21,845	¥230,009	¥(107,603)	¥(391,051)	¥150,516	¥—	¥699	¥919,971	¥142,828

	At April 1, 2020	Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2021	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2021
		Included in profit or loss	Included in other comprehensive income

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(2,715)	¥972	¥—	¥9	¥(1,361)	¥—	¥—	¥—	¥(493)	¥(3,588)	¥324
Currency derivatives—net	(19,569)	15,336	—	—	—	—	—	—	(1,108)	(5,341)	5,573
Equity derivatives—net	(17,730)	25,619	—	5,533	(6,290)	—	—	—	—	7,132	7,229
Credit derivatives—net	(743)	3,618	50	—	—	—	(1,159)	—	—	1,766	3,622

Total derivative financial instruments—net	(40,757)	45,545	50	5,542	(7,651)	—	(1,159)	—	(1,601)	(31)	16,748

Financial assets at fair value through profit or loss:
Debt instruments	562,823	11,183	40	150,091	(69,210)	—	(65,137)	—	(28,340)	561,450	11,623
Equity instruments	21,116	(376)	—	15,357	(841)	—	(1,532)	9	(956)	32,777	(831)

Total financial assets at fair value through profit or loss	583,939	10,807	40	165,448	(70,051)	—	(66,669)	9	(29,296)	594,227	10,792

Investment securities at fair value through other comprehensive income:
Equity instruments	407,390	—	40,254	10,082	(8,889)	—	(1,342)	130	(20)	447,605	—

Total investment securities at fair value through other comprehensive income	407,390	—	40,254	10,082	(8,889)	—	(1,342)	130	(20)	447,605	—

Financial liabilities designated at fair value through profit or loss	—	947	(2,006)	—	—	(237,718)	71,881	—	—	(166,896)	947

Others (3) —liabilities:	51,015	(55,659)	—	—	—	—	—	—	3,540	(1,104)	(14,848)

Total	¥1,001,587	¥1,640	¥38,338	¥181,072	¥(86,591)	¥(237,718)	¥2,711	¥139	¥(27,377)	¥873,801	¥13,639

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of investment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the fiscal year ended March 31, 2022
,
 transfers out of Level 3 amounted to ¥(699) million
primarily due to an increase in observability of certain financial liabilities designated at fair value through profit or loss. On the other hand, for the fiscal year ended March 31, 2021, those amounted to
¥27,377 million primarily due to an increase in observability of certain investment funds.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at March 31, 2022 and 2021 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the fiscal year ended March 31,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31,
	2022	2021	2022	2021

	(In millions)

Net interest income	¥3,757	¥15,462	¥1,317	¥2,668
Net trading income (loss)	12,578	(25,067)	18,871	(259)
Net income from financial assets and liabilities at fair value through profit or loss	125,226	11,754	122,446	11,739
Other income (expenses)	194	(509)	194	(509)

Total	¥141,755	¥1,640	¥142,828	¥13,639

The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the fiscal years ended March 31, 2022 and 2021 and reconciliation of changes in the balances were as follows:

	For the fiscal year ended March 31,
	2022	2021

	(In millions)

Balance at beginning of period	¥18,392	¥6,079
Increase due to new trades	32,487	16,476
Reduction due to redemption, sales or passage of time	(23,779)	(4,163)

Balance at end of period	¥27,100	¥18,392

The Group has entered into transactions where the fair value is determined using valuation techniques for which not all inputs are observable in the market. The difference between the transaction price and the fair value that would be determined at initial recognition using a valuation technique is referred to as “day one profit and loss,” which is not recognized immediately in the consolidated income statements. The table above shows the day one profit and loss balances, all of which are derived from derivative financial instruments, financial assets at fair value through profit or loss and financial liabilities designated at fair value through profit or loss. The release to profit or loss results from the realization due to redemption or sales, and the amortization of the deferred day one profit and loss with the passage of time over the life of the instruments.
Valuation Techniques
Financial instruments which are classified as trading assets and liabilities, derivative financial instruments, financial assets at fair value through profit or loss, investment securities at fair value through other comprehensive income and financial liabilities designated at fair value through profit or loss are measured at fair value in the consolidated statements of financial position. These instruments are measured at fair value using a quoted market price, if they are traded in an active market, or, for others, using the fair value measurement techniques as discussed below.
Trading assets and trading liabilities
Debt and equity instruments traded in an active market are measured at fair value using a quoted market price in such a market and they are categorized within Level 1. If a quoted market price is not available, they are measured by using a price quoted by a third party, such as a pricing service or broker, or by reference to the current fair value of another instrument that is substantially the same, based on inputs such as prices obtained from brokers, observable interest rates and spreads. These financial instruments are categorized within Level 2. Debt instruments measured at fair value using the DCF method, where primary inputs are observable interest rates and credit spreads, inferred from the prevailing market rates, are also categorized within Level 2.
Derivative financial instruments (including embedded derivatives)
Listed derivatives (including interest rates, bonds, currencies, stocks and commodities) are measured at fair value using the settlement price announced by the major exchange on which transactions are traded because the settlement price in the exchange reflects the most current transaction price, and is readily and regularly available from the exchange. Listed derivatives are categorized within Level 1.
OTC derivatives
(non-exchange-traded
derivatives), including embedded derivatives that are separately accounted for from the host contracts, are measured at fair value using valuation techniques such as the present value of estimated future cash flows and option pricing models, generally based on observable interest rates, foreign exchange, commodities, stock prices and other factors as inputs. The valuation models for some transactions, such as yield curve spread options, equity options and balance guaranteed swaps use inputs which are not directly observable in the market, including historical correlation coefficients, historical volatilities and prepayment rates. If the impact of these unobservable inputs is significant to the fair value for those transactions, the Group categorizes the transactions within Level 3.
The credit loss protection scheme which the Group offered to Goldman Sachs (“GS”) was considered to be a credit derivative, where the underlying reference entities were the American and European corporate entities covered in the commitment line portfolio of the GS group. The fair value of this derivative was determined using an ordinary collateralized debt obligation (“CDO”) pricing model, commonly used in the financial markets. The Group took some portions of the positions in subordinated and mezzanine tranches, which covered the first and second credit losses from the portfolio. The major inputs for this derivative were credit default swap (“CDS”) spread rates, correlation ratios of CDS indices for similar portfolios, and the expected additional commitment withdrawal ratio. Although CDS spread rates and correlation ratios were observable in an active market or available from brokers, this whole scheme was categorized within Level 3 as the expected additional withdrawal ratio, which was considered to be a significant input, was not observable in the market. Furthermore, this scheme was terminated in December 2021.
In addition, the fair value of OTC derivatives incorporates both counterparty credit risk in relation to OTC derivative assets and own credit risk in relation to OTC derivative liabilities. The Group calculates the credit risk adjustments by applying the probability of default that reflects the counterparty’s or its own credit risk to the OTC derivative exposures and multiplying the result by the loss expected in the event of default. For the probability of default, the Group uses observable market data, where possible. The fair value of OTC derivatives also incorporates adjustments reflecting funding costs to uncollateralized components of these derivatives, based on market-observable spreads on the Group’s funding transactions. The OTC derivative exposures used are determined taking into consideration the effect of master netting agreements and collateral. As the Group manages the OTC derivatives on the basis of its net credit risk exposure, the credit risk adjustments of those OTC derivatives are measured on a portfolio basis in accordance with the exception set forth in IFRS 13.
Financial assets at fair value through profit or loss
Non-trading
bonds in this category are measured at fair value, using a valuation technique based on the observable prices in the market and they are categorized within Level 2. If they are measured at fair value using a valuation technique based mainly on significant unobservable inputs such as foreign exchange volatility, they are categorized within Level 3.
Publicly traded stocks, investment trusts and funds are measured at fair value using the market price and are categorized within Level 1 if they are traded in an active market. Instruments whose prices are not available in the market, such as privately offered investment trusts, are measured at fair value based on the unit price, which is usually regarded as an exit price, obtained from the fund administrator or investment management firm. In such a case, these investment trusts and funds are categorized within Level 2. Other investment funds included in financial assets at fair value through profit or loss, such as private equity funds and real estate investment funds, are generally measured at fair value based on net asset value, which includes significant unobservable inputs. These funds are categorized within Level 3.
Certain loans and advances are measured at fair value using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral and market interest rates, which include significant unobservable inputs, and are categorized within Level 3.
Some equity and debt instruments in this category are hybrid instruments which have both equity and debt features. These include preferred stocks which are measured at fair value using the Monte Carlo Simulation valuation model, if they are indexed to the market prices in a stock exchange. The valuation model uses the historical volatility of the listed stocks as an input, which are not observable in the market, resulting in these instruments being categorized within Level 3. Other types of preferred stocks and other non-hybrid
equity
instruments are evaluated using valuation techniques for unlisted stocks, which are normally used for private equity investments. The Group calculates the fair values of these instruments based on the market approach using market multiples or others in which significant unobservable inputs are used. These instruments are categorized within Level 3.
Investment securities at fair value through other comprehensive income
Debt instruments are measured at fair value using a quoted market price and categorized within Level 1 if they are traded in an active market. Debt instruments are categorized within Level 2 if they are measured at fair value using a price quoted by a third party, such as a pricing service or broker, or by reference to the current fair value of another bond that is substantially the same based on inputs such as prices obtained from brokers, observable interest rates and spreads.
As for equity instruments, listed stocks are measured at fair value based on the market price at a stock exchange and categorized within Level 1 if they are traded in an active market. Unlisted common and preferred stocks in this category are measured at fair value based on the market approach using market multiples or others in which significant unobservable inputs are used. These instruments are categorized within Level 3.
Financial liabilities designated at fair value through profit or loss
Certain financial liabilities containing embedded derivatives are measured at fair value using valuation techniques. The host contracts of those liabilities are measured at fair value based on the present values of the contractual cash flows for expected remaining maturities, using the relevant credit-adjusted rates based on observable market data on the Group’s funding transactions. The embedded derivatives, which forms part of the contractual cash flows, are measured at fair value by using the same procedures as described in “Derivative financial instruments (including embedded derivatives).” Those financial liabilities are measured at fair value by combining the fair values of the host contracts and embedded derivatives. The valuation techniques for most of those liabilities use inputs which are not directly observable in the market, including historical correlation coefficients and historical volatilities. If the impact of these unobservable inputs is significant to the fair value for those liabilities, the Group categorizes those liabilities within Level 3.

Significant Unobservable Inputs
The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at March 31, 2022 and 2021.

At March 31, 2022
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

(In millions)
Derivative financial instruments:

Interest rate derivatives	¥6	¥7,168	Option model	Interest rate to interest rate correlation	16%-99%
				Quanto correlation	7%-30%
Currency derivatives	5,951	4,299	Option model	Interest rate to interest rate correlation	29%-99%
				Quanto correlation	7%-49%
				Foreign exchange volatility	11%-39%
			DCF model	Prepayment rate	22%
Equity derivatives	26,804	11,420	Option model	Equity to equity correlation	45%-92%
				Quanto correlation	(16)%- 35%
				Equity volatility	17%-79%
Credit derivative s	649	128	Credit Default model	Quanto correlation	15%-25%
Financial assets at fair value through profit or loss:
Debt instruments	693,013	—	Monte Carlo Simulation	Equity volatility	17%-38%
			Option model	Foreign exchange volatility	12%-41%
			DCF model	Probability of default rate	0%-23%
				Loss given default rate	10%-100%
			Net asset value (2)	—	—
Equity instruments	35,884	—	DCF model	Probability of default rate	0%-2%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	Market multiples	Price/Earnings multiple	9.3x-48.5x
				Price/Book value multiple	0.3x-2.2x
				EV/EBITDA multiple	5.8x-15.5x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	291,086	Option model	Equity to equity correlation	43%-93%
				Interest rate to interest rate correlation	29%-30%
				Quanto correlation	(16)%- 49%
				Equity volatility	13%-57%
			Credit Default model	Quanto correlation	15%-25%
Others (4)	—	(3,052)	Option model	Equity to equity correlation	57%-93%
				Interest rate to interest rate correlation	16%-99%
				Quanto correlation	7%-49%
				Equity volatility	17%-49%
				Foreign exchange volatility	12%-41%
			Credit Default model	Quanto correlation	15%-90%

At March 31, 2021
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

(In millions)
Derivative financial instruments:

Interest rate derivatives	¥289	¥3,877	Option model	Interest rate to interest rate correlation	15%-98%
				Quanto correlation	8%-30%
Currency derivatives	507	5,848	Option model	Interest rate to interest rate correlation	27%-98%
				Quanto correlation	7%-48%
				Foreign exchange volatility	7%-31%
Equity derivatives	15,411	8,279	Option model	Equity to equity correlation	36%-97%
				Quanto correlation	(33)%-35%
				Equity volatility	17%-61%
Credit derivatives	1,857	91	CDO pricing model	Additional withdrawal ratio	45%
			Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	561,450	—	Monte Carlo Simulation	Equity volatility	26%-41%
			Option model	Foreign exchange volatility	9%-32%
			DCF model	Probability of default rate	0%-12%
				Loss given default rate	10%-100%
			Net asset value (2)	—	—
Equity instruments	32,777	—	DCF model	Probability of default rate	0%-2%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	Market multiples	Price/Earnings multiple	9.4x-63.6x
				Price/Book value multiple	0.2x-2.9x
				EV/EBITDA multiple	3.1x-14.8x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	166,896	Option model	Equity to equity correlation	36%-93%
				Interest rate to interest rate correlation	27%-98%
				Quanto correlation	(33)%-48%
				Equity volatility	17%-50%
			Credit Default model	Quanto correlation	15%-30%
Others (4)	—	1,104	Option model	Equity to equity correlation	48%-97%
				Interest rate to interest rate correlation	15%-98%
				Quanto correlation	(27)%-48%
				Equity volatility	17%-53%
				Foreign exchange volatility	9%-32%
			Credit Default model	Quanto correlation	15%-90%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Correlation
Correlation represents a measure of the relationship between the movements of two variables, which is expressed as a number between plus and minus one. A positive correlation indicates that two variables move in the same direction while a negative correlation indicates that they move in opposite directions. Correlations could be any combination of variables such as interest rates, foreign exchange rates, CDS spread and stock price movements. Thus, both same-asset correlation and cross-asset correlation are used. Interest rate correlation between two different tenors is an example of same-asset correlations while quanto correlation which is the correlation between foreign exchange rates and another variable is an example of cross-asset correlation. These correlations are used in the valuation techniques of complex derivatives and estimated based on historical data. In general, a significant increase in the correlation in isolation would result in either a significantly higher or lower fair value measurement, depending on the terms of the instruments.
Volatility
Volatility represents a measure of how much a particular instrument, parameter or index is expected to change in value over time. The volatilities used in the valuation of some type of derivative instruments with optionality refer to the potential change in price or level of the underlying interest rates, foreign exchange rates or equity instruments. The volatilities of underlying listed stocks are used in the valuation of preferred stocks containing optionality. These volatilities are estimated based on historical data or information provided by third-party sources, together with other analytical techniques. In general, a significant increase in the volatility in isolation would result in a significantly higher fair value measurement.
Additional withdrawal ratio
Additional withdrawal ratio represented the expected additional withdrawal ratio of unfunded commitment lines in the reference portfolio (mainly revolving credit facilities for commercial paper backup) concerning the credit loss protection scheme offered to GS. The expected additional withdrawal ratio was estimated based on historical data of actual funded amounts at default for similar portfolios. In general, a significant increase in the additional withdrawal ratio in isolation would have a significant unfavorable impact (i.e., an increase in derivative liabilities or a decrease in derivative assets) on the fair value measurement.
Prepayment rates
Prepayment rate represents the ratio of principal that is assumed to be paid prematurely in each period. Prepayment rates change the future cash flows. In general, a significant increase in the prepayment rate in isolation would result in a significantly lower or higher fair value measurement.
Probability of default and loss given default rates
Probability of default rate represents the probability of default that reflects the counterparty’s credit risk while loss given default rate represents the loss expected in the event of default. Those are estimated based on historical experiences. In general, a significant increase in probability of default rate or loss given default rate in isolation would result in a significantly lower fair value measurement.
Price/Earnings, price/book value multiples
Price/Earnings (“P/E”) multiple represents the ratio of the equity value to the net income, while price/book value (“P/B”) multiple represents the ratio of the equity value to the book value. These multiples are estimated based on comparable listed companies. In general, a significant increase in the P/E multiple or P/B multiple in isolation would result in a significantly higher fair value measurement.
EV/EBITDA multiple
EV/EBITDA multiple represents the ratio of the enterprise value (“EV”) to earnings before interest, taxes, depreciation and amortization (“EBITDA”), where the EV is the aggregate value of equity and debt minus cash and cash equivalents. The multiple is estimated based on comparable listed companies. In general, a significant increase in the EV/EBITDA multiple in isolation would result in a significantly higher fair value measurement.
Liquidity discount
A liquidity discount is primarily applied in the valuation techniques for unlisted stocks to reflect the fact that these stocks are not actively traded. In general, a significant increase in the liquidity discount in isolation would result in a significantly lower fair value measurement.
Sensitivity Analysis
The fair value of certain financial assets and liabilities are measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	At March 31, 2022
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:

Interest rate derivatives—net	¥(7,162)	¥—	¥—	¥—	¥—
Currency derivatives—net	1,652	75	73	—	—
Equity derivatives—net	15,384	3,274	3,309	—	—
Credit derivatives—net	521	17	18	—	—
Financial assets at fair value through profit or loss:
Debt instruments	693,013	3,347	7,422	—	—
Equity instruments	35,884	88	167	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	—	12,914	12,019
Financial liabilities designated at fair value through profit or loss (1)	(291,086)	2,008	2,319	—	—
Others (1)(2) —liabilities:	3,052	126	118	—	—

	At March 31, 2021
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,588)	¥1	¥1	¥—	¥—
Currency derivatives—net	(5,341)	9	8	—	—
Equity derivatives—net	7,132	1,869	1,821	—	—
Credit derivatives—net	1,766	140	481	—	—
Financial assets at fair value through profit or loss:
Debt instruments	561,450	2,495	7,060	—	—
Equity instruments	32,777	111	227	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	—	13,753	12,833
Financial liabilities designated at fair value through profit or loss (1)	(166,896)	879	942	—	—
Others (1)(2) —liabilities:	(1,104)	425	395	—	—
(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Derivative financial instruments (including embedded derivatives)
With respect to the credit loss protection scheme offered to GS, the anticipated losses would vary significantly depending on the expected additional withdrawal ratio of unfunded commitment lines in the reference portfolio. The table above presents the estimates of the impact of changing the expected additional withdrawal ratio from an optimistic (favorable) scenario to a pessimistic (unfavorable) scenario at March 31, 2021. For the other derivative instruments, including embedded derivatives that are separately accounted for from host contracts, that use correlation or volatility in the valuation techniques, the impact resulting from using a reasonable range of those inputs is estimated where it is expected to be significant.
Financial assets at fair value through profit or loss
With respect to preferred stocks convertible into listed stocks, for which historical volatilities of related listed stocks are used in the valuation techniques, the impact resulting from using a reasonable range for the volatility is statistically estimated where it is expected to be significant. With respect to certain loans and advances, for which the probability of default and loss given default rates are used in the valuation techniques, the impact resulting from using a reasonable range of those inputs is estimated where it is expected to be significant. Certain investment funds are measured at fair value determined based on net asset value per share, which includes significant unobservable inputs. Since those funds are managed by value at risk (“VaR”) based on historical gain or loss data, the impact of the valuation sensitivity is estimated using a one-day
VaR of the portfolio, based on a
one-sided
confidence interval of 99.0%.
Investment securities at fair value through other comprehensive income
With respect to unlisted stocks which are measured at fair value based on a market approach, the impact of changing the market multiples within a reasonable range (±10%) is estimated.
Financial liabilities designated at fair value through profit or loss
Sensitivity analysis of the financial liabilities designated at fair value through profit or loss is calculated using the same procedures as described in “Derivative financial instruments (including embedded derivatives).”
Financial Assets and Liabilities Not Carried at Fair Value
The tables below present the carrying amounts and fair values by level within the fair value hierarchy, as described in “Financial Assets and Liabilities Carried at Fair Value—Fair Value Hierarchy,” of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at March 31, 2022 and 2021. They do not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values.

		At March 31, 2022
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥83,954	¥83,965	¥25,522	¥58,443	¥—
Loans and advances	b	104,635,815	107,177,195	—	300,485	106,876,710
Other financial assets	b	5,309,839	5,307,008	—	5,255,558	51,450

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥114,512,622	¥114,511,759	¥—	¥114,511,759	¥—
Other deposits	c	48,080,870	48,074,478	—	47,944,259	130,219
Borrowings	c	20,200,944	20,234,044	—	20,225,380	8,664
Debt securities in issue	c	11,428,437	11,440,260	—	11,321,643	118,617
Other financial liabilities	c	7,808,826	7,808,773	—	7,681,488	127,285

		At March 31, 2021
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥72,015	¥71,894	¥22,240	¥49,654	¥—
Loans and advances	b	97,714,938	100,324,891	—	299,422	100,025,469
Other financial assets	b	4,250,454	4,248,069	—	4,195,346	52,723

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥108,367,451	¥108,368,292	¥—	¥108,368,292	¥—
Other deposits	c	47,126,203	47,132,088	—	46,990,361	141,727
Borrowings	c	19,042,714	19,193,217	—	19,174,649	18,568
Debt securities in issue	c	11,228,600	11,375,401	—	11,176,631	198,770
Other financial liabilities	c	8,416,003	8,416,002	—	8,381,775	34,227
Notes:

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
(iii)
Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.

c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.
(iii)
Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the funding costs for the remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.

	(iv)	The carrying amounts and fair values of lease liabilities are not included in these tables.